UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/13

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS March 31, 2013 (Unaudited)

Corporate Restricted Securities - 91.04%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 84.34%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$2,752,025	10/17/12	$2,699,634	$2,705,844
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	26,095
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	245,450	249,541
			2,972,357	2,981,480
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	323,077	706,272
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	353,135
			443,068	1,059,407
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	285,179

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	4,128 uts.	*	147,972	165,021
Limited Liability Company Unit Class B (B)	2,793 uts.	10/09/09	100,114	111,653
* 10/09/09 and 10/27/10.			248,086	276,674

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the state of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	551,250
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	551,250
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,200,000	08/01/12	1,081,236	1,190,307
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	270,685
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	53,794 shs.	08/01/12	101,870	-
			1,483,106	1,460,992

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	64 uts.	11/09/12	$-	$-

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$2,723,077	12/07/12	2,683,626	2,689,568
Limited Liability Company Unit (B)	2,769 uts.	12/07/12	276,923	209,968
			2,960,549	2,899,536
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	796 shs.	12/27/07	393,754	1,401,817
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	92,475
			434,554	1,494,292
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,091,029	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	234,141
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	166,524
			1,313,705	1,540,982
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,161,801	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	441,367
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	324,755
Common Class B Unit (B)	30,420 uts.	01/22/04	1	-
Common Class D Unit (B)	6,980 uts.	09/12/06	1	-
* 01/22/04 and 06/09/08.			3,636,729	3,953,617
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$2,757,355	10/04/12	2,705,116	2,725,191
Limited Liability Company Unit Class A Preferred (B)	273 uts.	10/04/12	272,727	272,730
			2,977,843	2,997,921

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	$1,746,879	$1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	408,754
Common Stock (B)	1,366 shs.	04/28/09	1,366	106,304
			2,054,752	2,427,558
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,330,004	12/21/11	2,278,024	2,371,581
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	118,370
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	923,004
			3,028,024	3,412,955
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$1,541,407	05/18/05	1,417,930	1,541,407
Preferred Stock (B)	63 shs.	10/16/09	62,756	148,954
Common Stock (B)	497 shs.	05/18/05	497,340	7,538
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	1,976
			2,090,154	1,699,875
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,826,634	04/20/12	2,776,130	2,911,433
Common Stock (B)	2,261 shs.	04/20/12	226,132	349,054
			3,002,262	3,260,487
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$714,893	10/12/12	701,437	705,704
13% Senior Subordinated Note due 2019	$718,273	10/12/12	667,538	706,261
Common Stock (B)	114,894 shs.	10/12/12	114,894	113,233
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	44,828
			1,529,355	1,570,026
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$2,523,108	10/17/12	2,475,605	2,484,985
Limited Liability Company Unit Class A (B)	1,000 uts.	10/17/12	100,000	82,014
Limited Liability Company Unit Class B (B)	400 uts.	10/17/12	400,000	410,000
			2,975,605	2,976,999

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	$2,249,301	$2,167,513
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	157,542
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	55,368
			2,609,810	2,380,423
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$234,647	08/07/08	233,337	234,647
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	718,204	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	99,093
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	77,915
			1,082,486	1,162,527
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,031,767
*12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,209,998	01/19/11	2,108,691	2,254,197
14% Senior Subordinated Note due 2019	$570,033	08/03/12	559,445	573,365
Common Stock (B)	1,125 shs.	01/19/11	112,500	121,180
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	95,255
			2,868,386	3,043,997
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,224,451	03/26/12	1,188,098	1,248,940
Common Stock (B)	3,981 shs.	*	398,100	370,273
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	15,998
*03/26/12, 05/25/12 and 06/19/12.			1,603,418	1,635,211

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	$276,900	$384,328

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,404,463
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	19,462
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	15,086’
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	1,338,622
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	-
			1,627,594	2,777,633
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,715,247
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	707,977
Common Stock (B)	718 shs.	07/05/07	7	317
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,126,488	2,423,541

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	785,892

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,183,167	2,281,751
Common Stock (B)	255,000 shs.	08/21/08	255,000	104,965
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	56,010
			2,632,993	2,442,726

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,446,635	10/27/09	$1,323,739	$1,446,635
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	221,018
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	161,484
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			1,937,287	1,829,137
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$3,126,620	05/04/12	3,070,021	3,149,557
Preferred Stock (B)	61 shs.	05/04/12	605,841	613,204
Common Stock (B)	61 shs.	05/04/12	67,316	41,719
			3,743,178	3,804,480
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$135,000	11/01/06	134,774	133,908
13% Senior Subordinated Note due 2014	$855,000	11/01/06	826,157	842,796
Common Stock (B)	180,000 shs.	11/01/06	180,000	48,322
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	15,172
			1,219,091	1,040,198
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,464,326	01/08/08	2,442,617	2,464,326
Common Stock (B)	660 shs.	01/08/08	329,990	360,212
			2,772,607	2,824,538
Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,570,480	2,853,069
Common Stock (B)	150 shs.	02/01/10	150,000	127,131
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	303,123
			3,041,780	3,283,323

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,787,613	03/01/12	$2,738,664	$2,835,868
Common Stock (B)	122 shs.	03/01/12	272,727	314,738
			3,011,391	3,150,606
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,715,309	09/27/10	2,680,000	2,742,462
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	552,844
Limited Liability Company Unit (B)	512 uts.	09/27/10	51,220	91,331
			2,906,255	3,386,637
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2018	$676,494	02/29/12	676,692	690,024
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	801,476
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	100,481
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	89,115
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	126,946
			1,306,973	1,808,042
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$918,385	04/13/06	908,339	872,466
14% Senior Subordinated Note due 2015 (D)	$555,059	04/13/06	509,089	-
			1,417,428	872,466
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,850,070	3,030,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	1,644,566
			2,990,945	4,674,566
GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
14% Senior Subordinated Note due 2019	$2,829,249	10/05/12	2,775,319	2,801,911
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,841	-
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	177,812
			2,959,369	2,979,723

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$2,716,535	03/27/13	$2,662,284	$2,712,180
Common Stock (B)	2,835 shs.	03/27/13	283,465	269,292
			2,945,749	2,981,472
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	-
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	-

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,297,247	1,426,153
Common Stock (B)	115 shs.	11/14/11	115,385	217,800
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	155,927
			1,489,420	1,799,880
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,140,362	03/09/12	2,102,704	2,076,718
Common Stock (B)	1,552 shs.	03/09/12	155,172	65,589
			2,257,876	2,142,307

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	$62,742	$162,843
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	517,806
* 06/30/04 and 08/19/04.			262,243	680,649

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,075,581	08/19/08	1,988,031	2,023,356
Common Stock (B)	474 shs.	08/19/08	474,419	77,051
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	19,915
			2,576,223	2,120,322
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,755,223	09/27/12	2,703,100	2,699,021
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	278,443
Common Stock (B)	2,185 shs.	09/27/12	2,185	-
			2,975,827	2,977,464
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	279 shs.	10/27/11	278,561	389,387

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	316,419

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	2,335,431	-
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,522,115	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	$2,212,933	$2,495,595
Preferred Stock A (B)	495 shs.	12/20/10	495,000	385,767
Preferred Stock B (B)	0.17 shs.	12/20/10	-	130
Common Stock (B)	100 shs.	12/20/10	5,000	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			3,029,864	2,881,492
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$2,496,251	12/05/12	2,448,031	2,484,578
Limited Liability Company Unit (B)	521,739 uts.	12/05/12	521,739	460,899
			2,969,770	2,945,477
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$2,648,022	12/23/11	2,602,571	2,727,463
Preferred Stock Series A (B)	305 shs.	12/23/11	289,733	289,731
Preferred Stock Series B (B)	86 shs.	12/23/11	82,006	82,004
Common Stock (B)	391 shs.	12/23/11	19,565	215,360
			2,993,875	3,314,558
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,548,178	*	4,247,383	4,548,178
Common Stock (B)	134,210 shs.	05/25/06	134,210	69,394
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	42,583
* 05/25/06 and 04/12/11.			4,453,127	4,660,155

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	698,478 shs.	12/10/10	698,478	797,348

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015	$2,749,440	07/16/08	$2,635,983	$2,749,440
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	38,948
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	8,433
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	11,206
			3,255,396	2,991,437
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$3,499,656	08/15/11	3,441,462	3,569,649
Common Stock (B)	315 shs.	08/15/11	315,057	389,064
			3,756,519	3,958,713
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	120,110
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	129,725
			126,285	249,835
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	508,252
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	71,150
* 05/04/07 and 01/02/08.			357,495	579,402

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	1,142,361	1,259,914
15% Senior Subordinated Note due 2018	$326,904	10/05/10	322,016	315,259
Common Stock (B)	106 shs.	10/05/10	106,200	90,867
Common Stock Class B (B)	353 shs.	01/15/10	352,941	301,984
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	267,255
			2,207,256	2,235,279

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,340,295	09/20/11	$1,317,973	$1,365,368
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	123,489
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	12,410
			1,497,973	1,501,267
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,130,664	3,386,011
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,244,553
Common Stock (B)	487 shs.	03/01/11	48,677	145,557
Common Stock (B)	458 shs.	09/07/10	45,845	136,889
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	92,654
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	346,108
* 09/07/10 and 03/01/11.			3,788,423	5,351,772

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,202,030	08/29/08	1,131,313	1,202,030
Preferred Unit (B)	126 uts.	08/29/08	125,519	158,370
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	61,208
Common Unit Class B (B)	472 uts.	08/29/08	120,064	22,775
			1,378,164	1,444,383
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	103,255	157,447
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	537,715
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	46,752
			525,506	741,914
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	1,251,913	1,311,793
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	455,019
			1,719,746	1,766,812

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$1,705,152	*	$1,635,166	$426,288
Preferred Stock Series A (B)	980 shs.	10/10/12	942,054	-
Common Stock (B)	450 shs.	*	450,000	-
Common Stock Series B (B)	1,128 shs.	10/10/12	11	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,205	426,288

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$2,916,851	11/02/12	2,861,062	2,866,499
Common Stock (B)	107 shs.	11/02/12	107,143	67,861
			2,968,205	2,934,360
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,833,600	11/30/10	2,794,126	2,832,634
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	224,873
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	20,392
			2,794,126	3,077,899
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	809 shs.	12/20/12	578,174	331,309

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	$1,889,743	$1,904,736
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	385,073
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	88,912
* 12/18/08 and 09/30/09.			3,311,426	2,378,721

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	320,763

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$1,458,613	11/05/10	1,360,819	1,473,199
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	61,504
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	124,607
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	274,811
			1,517,335	1,934,121
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,475,489	2,792,320
Limited Partnership Interest (B)	3,287 uts.	*	328,679	72,165
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	108,027
* 07/09/09 and 08/09/10.			3,296,184	2,972,512

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,475,373	2,675,845
Common Stock (B)	377 shs.	*	377,399	344,627
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	160,954
* 02/02/11 and 06/30/11.			3,011,733	3,181,426

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,247,291	$1,284,755
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	60,447
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	33,989
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,507,761	1,379,191
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,433,700
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	242,059
			742,916	1,675,759
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,068,772	12/21/10	3,030,290	3,099,459
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	541,238
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,396,508	3,640,697
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,869,874	12/20/10	2,828,324	2,846,869
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	242,445
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	242,445
			3,149,753	3,331,759
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$79,688	12/18/12	-	79,688

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$1,593,750	12/19/00	1,590,896	1,593,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	122,739
			1,856,521	1,716,489

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	$111,508	$-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$2,660,971	11/29/12	2,597,921	2,627,092
Limited Liability Company Unit (B)	375,000 uts.	11/29/12	375,000	288,330
			2,972,921	2,915,422
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,664,942	06/03/10	1,658,143	1,664,942
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	237,211
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	24,508
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,473,089
			2,293,429	3,399,750
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	287,300

Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	301,934
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	322,013
			731,885	623,947
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$1,570,531	12/15/06	1,536,307	1,497,491
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	107,480
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	50,686
			1,950,600	1,655,657

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,430,488	*	$3,374,322	$3,482,012
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	476,267
* 10/21/11 and 08/03/12.			3,780,754	3,958,279

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	1,307,251	1,422,381
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	127,903
Common Stock (B)	1,108 shs.	02/09/12	11	88,965
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	38,280
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	22,782
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	-	44,610
			1,483,441	1,744,921
Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$1,416,885	12/11/12	1,389,793	1,400,143
Preferred Stock (B)	93,749 shs.	12/11/12	93,749	87,005
Common Stock (B)	94 shs.	12/11/12	9	-
			1,483,551	1,487,148
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$1,968,750	03/30/12	1,942,505	2,008,125
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	270,039
Common Stock (B)	2,949 shs.	03/30/12	29,492	52,553
			2,223,755	2,330,717
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	546,470

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Signature Systems Holdings Company A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$1,812,211	03/15/13	$1,708,352	$1,809,497
Common Stock (B)	181 shs.	03/15/13	181,221	172,159
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	1
			1,957,531	1,981,657
Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,134,104	2,223,076
Limited Liability Company Unit (B)	619 uts.	*	638,061	619,697
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	156,990
* 08/31/07 and 03/06/08.			2,936,934	2,999,763

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,668,828	11/12/10	2,549,562	2,695,516
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	428,681
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	198,924
Common Stock (B)	19,737 shs.	11/12/10	19,737	86,770
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	23,821
			3,046,862	3,433,712
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	2,727 shs.	12/01/11	272,727	254,911

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$2,267,934	12/15/09	2,030,495	2,164,213
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	76,007
			2,257,604	2,240,220
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30,000 shs.	10/23/08	300,000	225,951
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	83,256
			400,650	309,207

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$2,723,933	12/19/12	$2,597,716	$2,700,576
Common Stock (B)	284 shs.	12/19/12	283,688	269,506
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	83 shs.	12/19/12	76,435	1
			2,957,839	2,970,083
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,877,446	07/01/11	2,831,111	2,589,701
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	91,479
			3,059,248	2,681,180
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$3,022,644	12/14/10	2,889,446	3,006,229
14% Senior Subordinated PIK Note due 2017	$244,790	08/17/12	235,100	243,461
Common Stock (B)	115 shs.	12/14/10	114,504	46,664
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	45,543
			3,350,797	3,341,897
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$3,298,356	09/02/08	3,168,971	3,298,356
Preferred Stock Series D (B)	485 shs.	02/27/13	48,503	20,713
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			3,342,690	3,319,069

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	$1,127,650	$-
7.44% Term Note due 2013 (C)	$1,244,254	08/10/12	1,244,254	1,057,616
9.25% Term Note due 2013 (C)	$2,743	08/31/12	2,743	2,332
Common Stock Class B	55 shs.	*	7,783	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06.			2,647,029	1,059,948
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	2,147,354	2,367,707
Series B Preferred Stock (B)	182 shs.	03/31/10	-	273,710
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	2,641,417
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,693,365	1,692,269
Common Stock (B)	209 shs.	10/31/07	208,589	10,711
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	4,836
			1,989,561	1,707,816
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$1,084,800	02/05/98	1,083,285	1,084,800
Common Stock (B)	630 shs.	02/04/98	630,000	1,225,801
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	863,898
			2,082,117	3,174,499

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	$2,226,948	$2,309,541
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	171,163
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,428,874	2,480,704

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	11,775 uts.	02/28/11	218,750	393,200
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	45,275
			286,809	438,475
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	182,200	205,471
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	259,850
			393,936	465,321
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,422,396

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	725,001	726,540
13% Senior Subordinated Note due 2014	$648,530	05/17/07	631,717	648,530
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	121,787
Common Stock (B)	123,529 shs.	05/17/07	123,529	99,946
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	28,323
			1,607,821	1,625,126

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	767,881 uts.	10/29/09	$348,058	$-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	738,853
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			1,744,787	738,853

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	-
			1,916,412	1,549,125
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	-
Common Stock (B)	1,058 shs.	06/08/10	1,058	-
			211,982	-
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,225,252	2,407,397
Common Stock (B)	616 shs.	12/16/10	616,438	448,041
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	120,390
			2,989,693	2,975,828
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	-
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,641,286	11/03/11	2,596,759	2,642,286
Common Stock (B)	4,500 shs.	11/03/11	450,000	421,794
			3,046,759	3,064,080

Total Private Placement Investments (E)			$235,649,590	$226,652,800

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 6.70%:

Bonds - 6.65%

Audatex North America, Inc.	6.750%	06/15/18	$250,000	$250,000	$268,125
Calpine Corporation	7.500	02/15/21	675,000	692,414	740,812
Cornerstone Chemical Company	9.375	03/15/18	750,000	770,625	765,000
Energy Future Holdings	10.000	12/01/20	400,000	403,787	450,000
First Data Corporation	7.375	06/15/19	850,000	852,877	904,187
First Data Corporation	8.750	01/15/22	1,000,000	1,009,467	1,057,500
FMG Resources	7.000	11/01/15	750,000	769,501	785,625
FMG Resources	6.875	04/01/22	1,000,000	961,567	1,047,500
Halcón Resources Corporation	9.750	07/15/20	1,000,000	1,055,185	1,105,000
Hilcorp Energy Company	7.625	04/15/21	725,000	695,927	797,500
Hovnanian Enterprises, Inc.	7.250	10/15/20	1,000,000	1,000,000	1,107,500
International Automotive Component	9.125	06/01/18	1,000,000	951,091	990,000
Lear Corporation	4.750	01/15/23	750,000	735,000	731,250
Lennar Corporation	4.750	11/15/22	750,000	738,750	735,000
Meritor, Inc.	7.875	03/01/26	516,000	506,387	523,418
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,060,000
Milacron Financial	7.750	02/15/21	500,000	500,000	516,875
Neustar, Inc.	4.500	01/15/23	750,000	725,625	716,250
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	998,750
Tronox Finance LLC	6.375	08/15/20	750,000	731,250	727,500
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,737	75,163
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,664	948,200
Welltec A/S	8.000	02/01/19	750,000	736,523	819,375
Total Bonds				17,037,377	17,870,530

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

	Interest	Due			Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	$-	$-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.05%
Ally Financial			143	45,009	141,418
TherOX, Inc. (B)			103	-	-
Total Preferred Stock				45,009	141,418

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	-	-
Total Common Stock				-	-

Total Rule 144A Securities				17,082,386	18,011,948

Total Corporate Restricted Securities				$252,731,976	$244,664,748

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities -10.57%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 10.34%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,538,881	$1,533,750
Affinia Group, Inc.	9.000	11/30/14	550,000	551,284	551,381
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,528,826	1,622,614
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,497	1,582,500
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	135,375
ArvinMeritor	10.625	03/15/18	1,000,000	1,021,113	1,078,750
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	885,007
B E Aerospace, Inc.	6.875	10/01/20	850,000	868,797	940,312
Calumet Specialty Products Partners L.P.	9.375	05/01/19	1,500,000	1,510,072	1,680,000
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	766,471	809,063
Chemtura Corporation	7.875	09/01/18	500,000	525,692	540,000
Cooper-Standard Automotive	8.500	05/01/18	750,000	792,533	817,500
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,722	243,563
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	115,250
EP Energy/EP Finance Inc.	9.375	05/01/20	1,000,000	1,016,218	1,155,000
Evertec, Inc.	11.000	10/01/18	1,335,000	1,384,901	1,515,225
Fidelity National Information	7.875	07/15/20	125,000	125,000	140,938
Headwaters, Inc.	7.625	04/01/19	850,000	850,200	909,500
Health Management Association	6.125	04/15/16	750,000	767,791	823,125
Huntington Ingalls Industries	7.125	03/15/21	750,000	777,768	815,625
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	83,438
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,256	192,500
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,000
NRG Energy, Inc.	8.500	06/15/19	750,000	771,685	823,125
Nuveen Investments	5.500	09/15/15	1,500,000	1,396,411	1,473,750
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,527,174	1,597,500
Perry Ellis International, Inc.	7.875	04/01/19	750,000	743,167	787,500
Pinnacle Foods Finance LLC	9.250	04/01/15	227,000	229,900	227,851
Precision Drilling Corporation	6.625	11/15/20	750,000	771,884	800,625
Quebecor Media, Inc.	7.750	03/15/16	570,000	551,385	580,687
Quiksilver, Inc.	6.875	04/15/15	315,000	303,767	314,606
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,741	141,563
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	177,544	182,280
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	791,997	817,500
Tomkins, Inc.	9.250	10/01/18	107,000	107,000	119,171
Unit Corporation	6.625	05/15/21	1,000,000	988,227	1,047,500
Venoco, Inc.	8.875	02/15/19	500,000	508,425	485,000
Visteon Corporation	6.750	04/15/19	180,000	180,000	192,600
Total Bonds				26,210,329	27,800,674

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

	Interest	Due			Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value

Common Stock - 0.23%
Bally Total Fitness Holding Corporation (B) (F)			29	2	2
Chase Packaging Corporation (B)			9,541	-	95
Intrepid Potash, Inc. (B)			365	11,680	6,847
Nortek, Inc. (B)			175	1	12,436
Rue21, Inc. (B)			650	12,350	19,104
Supreme Industries, Inc. (B)			125,116	267,319	578,036
Total Common Stock				291,352	616,520

Total Corporate Public Securities				$26,501,681	$28,417,194

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 6.58%
Bank of Nova Scotia	0.120%	04/12/13	$4,000,000	$3,999,853	$3,999,853
Export-Import Bank	0.170	04/15/13	3,500,000	3,499,769	3,499,769
Florida Power and Light Company	0.160	04/02/13	2,696,000	2,695,988	2,695,988
Ryder System Inc.	0.260	04/01/13	3,000,000	3,000,000	3,000,000
South Carolina Electric & Gas	0.270	04/10/13	1,500,000	1,499,899	1,499,899
Virginia Electric Power	0.320	04/11/13	3,000,000	2,999,733	2,999,733
Total Short-Term Securities				$17,695,242	$17,695,242

Total Investments	108.19%			$296,928,899	$290,777,184
Other Assets	5.35				14,364,594
Liabilities	(13.54)				(36,383,224)
Total Net Assets	100.00%				$268,758,554

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2013, the value of these securities amounted to $226,652,800 or 84.34% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^	Effective yield at purchase
PIK	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 3.11%		BROADCASTING & ENTERTAINMENT - 0.07%
A E Company, Inc.	$1,059,407	HOP Entertainment LLC	$-
B E Aerospace, Inc.	940,312	Nexstar Broadcasting Group, Inc.	192,500
Merex Holding Corporation	1,766,812	Sundance Investco LLC	-
Visioneering, Inc.	1,625,126	Workplace Media Holding Company	-
Whitcraft Holdings, Inc.	2,975,828		192,500
	8,367,485	BUILDINGS & REAL ESTATE - 2.09%
AUTOMOBILE - 7.40%		ACP Cascade Holdings LLC	-
Accuride Corp	1,533,750	Hovnanian Enterprises, Inc.	1,107,500
ArvinMeritor	1,078,750	Lennar Corporation	735,000
Audatex North America, Inc.	268,125	Sunrise Windows Holding Company	3,341,897
Avis Budget Car Rental	885,007	TruStile Doors, Inc.	438,475
Cooper-Standard Automotive	817,500		5,622,872
DPL Holding Corporation	3,804,480	CHEMICAL, PLASTICS & RUBBER - 2.25%
Ideal Tridon Holdings, Inc.	389,387	Capital Specialty Plastics, Inc.	1,031,767
International Automotive Component	990,000	Cornerstone Chemical Company	765,000
J A C Holding Enterprises, Inc.	2,881,492	Nicoat Acquisitions LLC	1,934,121
Jason Partners Holdings LLC	48,185	Omnova Solutions, Inc.	1,597,500
K & N Parent, Inc.	3,314,558	Tronox Finance LLC	727,500
Lear Corporation	731,250		6,055,888
Meritor, Inc.	523,418	CONSUMER PRODUCTS - 10.33%
Ontario Drive & Gear Ltd.	1,675,759	AMS Holding LLC	2,997,921
Qualis Automotive LLC	623,947	Baby Jogger Holdings LLC	3,260,487
Tomkins, Inc.	119,171	Bravo Sports Holding Corporation	2,380,423
Visteon Corporation	192,600	Custom Engineered Wheels, Inc.	1,829,137
	19,877,379	gloProfessional Holdings, Inc.	2,981,472
BEVERAGE, DRUG & FOOD - 7.73%		Handi Quilter Holding Company	1,799,880
1492 Acquisition LLC	2,981,480	K N B Holdings Corporation	4,660,155
Eatem Holding Company	3,283,323	Manhattan Beachwear Holding Company	2,235,279
F F C Holding Corporation	3,386,637	Perry Ellis International, Inc.	787,500
Golden County Foods Holding, Inc.	-	R A J Manufacturing Holdings LLC	1,655,657
Hospitality Mints Holding Company	2,120,322	Tranzonic Companies (The)	3,174,499
JMH Investors LLC	2,945,477		27,762,410
Michael Foods, Inc.	83,438
Snacks Parent Corporation	3,433,712
Spartan Foods Holding Company	2,240,220
Specialty Commodities, Inc.	309,207
	20,783,816

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

CONTAINERS, PACKAGING & GLASS - 4.39%		DIVERSIFIED/CONGLOMERATE, SERVICE - 8.23%
Chase Packaging Corporation	$95	A S C Group, Inc.	$276,674
Flutes, Inc.	872,466	A W X Holdings Corporation	551,250
P K C Holding Corporation	3,640,697	Advanced Technologies Holdings	1,494,292
P P T Holdings LLC	3,331,759	Affinia Group, Inc.	551,381
Paradigm Packaging, Inc.	1,716,489	Apex Analytix Holding Corporation	2,427,558
Rose City Holding Company	1,487,148	Church Services Holding Company	1,635,211
Vitex Packaging Group, Inc.	738,853	Clough, Harbour and Associates	384,328
	11,787,507	Crane Rental Corporation	2,442,726
DISTRIBUTION - 5.71%		ELT Holding Company	3,150,606
Blue Wave Products, Inc.	1,570,026	HVAC Holdings, Inc.	2,977,464
BP SCI LLC	2,976,999	Insurance Claims Management, Inc.	316,419
Duncan Systems, Inc.	1,040,198	Mail Communications Group, Inc.	579,402
RM Holding Company	1,744,921	Nexeo Solutions LLC	39,000
Signature Systems Holdings Company	1,981,657	Northwest Mailing Services, Inc.	2,972,512
Stag Parkway Holding Company	2,970,083	Pearlman Enterprises, Inc.	-
WP Supply Holding Corporation	3,064,080	Safety Infrastructure Solutions	2,330,717
	15,347,964		22,129,540
DIVERSIFIED/CONGLOMERATE,		ELECTRONICS - 1.03%
MANUFACTURING - 10.53%		Connecticut Electric, Inc.	2,777,633
A H C Holding Company, Inc.	285,179
Advanced Manufacturing Enterprises LLC	2,899,536	FINANCIAL SERVICES - 6.43%
Arrow Tru-Line Holdings, Inc.	1,699,875	Ally Financial, Inc.	1,764,032
C D N T, Inc.	1,162,527	Alta Mesa Financial Services	1,582,500
F G I Equity LLC	1,808,042	Bank of Nova Scotia	3,999,853
G C Holdings	4,674,566	Export-Import Bank	3,499,769
K P H I Holdings, Inc.	797,348	Nielsen Finance LLC	998,750
K P I Holdings, Inc.	2,991,437	Nuveen Investments	1,473,750
LPC Holding Company	3,958,713	REVSpring, Inc.	3,958,279
MEGTEC Holdings, Inc.	741,914		17,276,933
Nortek, Inc.	12,436
O E C Holding Corporation	1,379,191
Postle Aluminum Company LLC	3,399,750
Truck Bodies & Equipment International	2,480,704
	28,291,218

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 7.40%		MACHINERY - 6.03%
American Hospice Management Holding LLC $	3,953,617	ABC Industries, Inc.	$1,460,992
CHG Alternative Education Holding Company	3,043,997	Arch Global Precision LLC	3,412,955
GD Dental Services LLC	2,979,723	E S P Holdco, Inc.	2,824,538
Healthcare Direct Holding Company	2,142,307	M V I Holding, Inc.	249,835
Marshall Physicians Services LLC	1,501,267	Milacron Financial	516,875
SouthernCare Holdings, Inc.	254,911	Motion Controls Holdings	3,077,899
Strata/WLA Holding Corporation	2,681,180	NetShape Technologies, Inc.	2,378,721
Synteract Holdings Corporation	3,319,069	Pacific Consolidated Holdings LLC	79,688
Touchstone Health Partnership	-	Supreme Industries, Inc.	578,036
Wheaton Holding Corporation	-	Thermadyne Holdings Corporation	817,500
	19,876,071	Welltec A/S	819,375
			16,216,414
HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS - 3.24%		MEDICAL DEVICES/BIOTECH - 3.06%
Connor Sport Court International, Inc.	2,423,541	Chemtura Corporation	540,000
H M Holding Company	-	ETEX Corporation	-
Home Décor Holding Company	680,649	Evertec, Inc.	1,515,225
Monessen Holding Corporation	-	Health Management Association	823,125
Quiksilver, Inc.	314,606	MedSystems Holdings LLC	1,444,383
Spectrum Brands, Inc.	141,563	MicroGroup, Inc.	426,288
Transpac Holding Company	1,707,816	NT Holding Company	3,181,426
U-Line Corporation	465,321	Precision Wire Holding Company	287,300
U M A Enterprises, Inc.	1,422,396	TherOX, Inc.	-
Wellborn Forest Holding Company	1,549,125		8,217,747
	8,705,017	MINING, STEEL, IRON & NON-PRECIOUS
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.39%		METALS - 0.68%
Bally Total Fitness Holding Corporation	2	FMG Resources	1,833,125
MGM Resorts International	1,060,000
	1,060,002	NATURAL RESOURCES - 1.51%
		Arch Coal, Inc.	135,375
		Headwaters, Inc.	909,500
		Intrepid Potash, Inc.	6,847
		Virginia Electric Power	2,999,733
			4,051,455

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) March 31, 2013 (Unaudited)	Babson Capital Corporate Investors

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 5.82%		TRANSPORTATION - 2.64%
Calumet Specialty Products Partners L.P.	$1,680,000	Huntington Ingalls Industries	$815,625
Energy Transfer Equity LP	115,250	MNX Holding Company	2,934,360
EP Energy/EP Finance Inc.	1,155,000	NABCO, Inc.	331,309
Halcón Resources Corporation	1,105,000	Ryder System Inc.	3,000,000
Hilcorp Energy Company	797,500		7,081,294
International Offshore Services LLC	-	UTILITIES - 2.40%
MBWS Ultimate Holdco, Inc.	5,351,772	Calpine Corporation	740,812
Petroplex Inv Holdings LLC	2,915,422	Crosstex Energy L.P.	243,563
Precision Drilling Corporation	800,625	Florida Power and Light Company	2,695,988
Suburban Propane Partners, L.P.	182,280	Energy Future Holdings	450,000
Unit Corporation	1,047,500	NRG Energy, Inc.	823,125
Venoco, Inc.	485,000	South Carolina Electric & Gas	1,499,899
	15,635,349		6,453,387
PHARMACEUTICALS - 0.67%		WASTE MANAGEMENT/POLLUTION - 1.38%
CorePharma LLC	785,892	Terra Renewal LLC	1,059,948
Valeant Pharmaceuticals International	1,023,363	Torrent Group Holdings, Inc.	2,641,417
	1,809,255		3,701,365
PUBLISHING/PRINTING - 0.34%
Newark Group, Inc.	320,763
Quebecor Media, Inc.	580,687	Total Investments - 108.19%	$290,777,184
	901,450
RETAIL STORES - 0.09%
Pinnacle Foods Finance LLC	227,851
Rue21, Inc.	19,104
	246,955
TECHNOLOGY - 2.10%
Fidelity National Information	140,938
First Data Corporation	1,961,687
Sencore Holding Company	546,470
Smart Source Holdings LLC	2,999,763
	5,648,858
TELECOMMUNICATIONS - 1.14%
All Current Holding Company	1,540,982
CCO Holdings Capital Corporation	809,063
Neustar, Inc.	716,250
	3,066,295

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1  –  quoted prices in active markets for identical securities

Level 2  –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3  –  significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of March 31, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$193,569,315	$-	$17,870,530	$175,698,785
Common Stock - U.S.	21,348,815	-	-	21,348,815
Preferred Stock	12,895,862	-	141,418	12,754,444
Partnerships and LLCs	16,850,756	-	-	16,850,756
Public Securities
Corporate Bonds	27,800,674	-	27,800,674	-
Common Stock - U.S.	616,520	616,518	-	2
Short-term Securities	17,695,242	-	17,695,242	-

Total	$290,777,184	$616,518	$63,507,864	$226,652,802

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

						Transfers in
	Beginning					and/or	Ending
Assets:	balance at 12/31/2012	Included in earnings	Purchases	Sales	Prepayments	out of Level 3	balance at 03/31/2013
Restricted Securities
Corporate Bonds	$191,789,043	$9,337	$6,020,197	$(4,069,097)	$(18,050,695)	$-	$175,698,785
Common Stock - U.S.	18,594,948	2,589,295	532,650	(368,078)	-	-	21,348,815
Preferred Stock	12,415,845	290,098	48,501	-	-	-	12,754,444
Partnerships and LLCs	15,933,742	948,264	(31,250)	-	-	-	16,850,756
Public Securities
Common Stock	-	2	-	-	-	-	2
	$238,733,578	$3,836,996	$6,570,098	$(4,437,175)	$(18,050,695)	$-	$226,652,802

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 30, 2013

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 30, 2013

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.